Property and Equipment	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 – Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets: furniture and fixtures –seven years; machinery and equipment –five years; software – five years; leasehold improvements – the life of the current facility lease. Major additions and betterments are capitalized and repairs and maintenance are charged to operations in the period incurred. Depreciation expense for the three months ended January 31, 2012 and 2011 was $1,602 and $1,102, respectively. Depreciation expense for the six months ended January 31, 2012 and 2011 was $3,394 and $2,205, respectively.

	January 31, 2012	July 31, 2011
Furniture and fixture	$27,634	$27,634
Machinery and equipment	24,157	24,157
Software	359,417	359,417
Leasehold Improvements	5,985	5,985
	417,193	417,193
Accumulated depreciation	(394,946)	(391,552)
Property and equipment, net	$22,247	$25,641

NOTE 7 – Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets: furniture and fixtures –seven years; machinery and equipment –five years; software – five years; leasehold improvements –the life of the current facility lease. Major additions and betterments are capitalized and repairs and maintenance are charged to operations in the period incurred.

	July 31, 2011	July 31, 2010
Furniture and fixture	$27,635	$14,901
Machinery and equipment	24,157	23,641
Software	359,417	359,416
Leasehold Improvements	5,985	-
	417,194	397,958
Accumulated depreciation	(391,553)	(381,665)
Property and equipment, net	$25,641	$16,293